Future Amortization of Acquired Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Estimated Future Amortization Expense [Line Items]
2013		$ 339
2013	340
2014	290	289
2015	234	233
2016	214	214
2017	$ 207	$ 206